Property and Equipment, net	9 Months Ended
Sep. 30, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, net
7.	Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31, 2018	September 30, 2019
	$	$
Office equipment	384,088	379,709
Electronic equipment	599,495	1,231,805
Vehicle	77,460	75,164
Laboratory equipment	3,916,615	5,046,146
Manufacturing equipment	9,368,930	10,345,449
Leasehold improvements	4,607,975	4,801,850
Construction in progress	3,747,838	2,878,923
	22,702,401	24,759,046
Less: accumulated depreciation	(2,207,919)	(4,308,261)
Property and equipment, net	20,494,482	20,450,785

Depreciation expenses for the nine months ended September 30, 2018 and 2019 were $1,142,284 and $2,249,964, respectively.